Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

25.Related party transactions

On March 14, 2011, effective as of March 16, 2011, the Company’s Board of Directors approved the split-off of certain subsidiaries of the Company that operate the distribution centers in Argentina, Chile, Colombia, Mexico and Venezuela (the “Axis Business”). As a result, the Axis Business is no longer consolidated, representing a related party under common control. The Company has entered into a master commercial agreement with Axis on arm’s length terms pursuant to which Axis provides the Company distribution services in Argentina, Chile, Colombia, Mexico and Venezuela. On November 9, 2011 the Company entered into a revolving loan agreement as a creditor with Axis Distribution B.V., a holding company of the Axis Business, for a total amount of $12 million at an interest rate of LIBOR plus 6%, maturing on November 7, 2016. As of December 31, 2013, Axis Distribution B.V. had borrowed $9,000 ($7,000 at December 31, 2012) from the Company in connection with this revolving loan agreement. The related receivable is included within “Miscellaneous” in the Company’s consolidated balance sheet.

The following table summarizes the outstanding balances between the Company and the Axis Business as of December 31, 2013 and 2012:

	As of December 31,
	2013	2012

Accounts and notes receivables.............................................................	$2,754	$1,999
Other receivables...............................................................................	16,773	73,664
Miscellaneous.....................................................................................	9,664	7,081
Accounts payable...............................................................................	17,694	5,514

The following table summarizes the transactions between the Company and the Axis Business for the fiscal years ended December 31, 2013, 2012 and 2011:

	Fiscal years ended December 31,
	2013	2012	2011(i)
Food and paper (ii).....................................................................................	$319,456	$321,413	$320,020
Occupancy and other operating expenses.......................................................	10,327	9,795	10,970

(i)	Includes nine months of operations as a result of the Split-off described in Note 23.
(ii)

Includes $48,340 of logistics service fees and $271,116 of suppliers purchases managed through Axis for fiscal year ended December 31, 2013; $41,853 and $279,560, respectively, for fiscal year ended December 31, 2012; and $26,628 and $293,392, respectively, for the fiscal year ended December 31, 2011.

In addition, as of December 31 2012 the Company maintained guarantee deposits for the benefit of certain of Axis’ suppliers in the amount of $2,292, consisting of payments made to these suppliers as collateral for the outstanding obligations of Axis to these suppliers.

As of December 31, 2013 and 2012, the Company had notes receivable totaling $4,696 and $5,123, respectively, other receivables totaling $2,404 and $2,763, respectively and accounts payable with Lacoop, A.C. and Lacoop II, S.C. totaling $1,155 and $2,689, respectively.